NOTES PAYABLE (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes Payable [Member]
Short-Term Debt [Line Items]
Accrued interest	$ 436,000	$ 402,906	$ 366,626